COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Loss Contingencies [Line Items]
Legal provision accrued	$ 182.0	$ 149.4
Litigation settlement, amount awarded to other party	200.0
Galaxy Digital Holdings, LP
Loss Contingencies [Line Items]
Legal provision accrued	$ 182.0